Condensed Financial Information of the Company (Details) - Schedule of balance sheet (Parentheticals) - Parent [Member]	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 ¥ / shares shares	Dec. 31, 2020 $ / shares shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, Authorized	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	$ 0.001
Ordinary shares, issued	1,073,891,784	1,073,891,784	1,073,891,784
Ordinary shares, outstanding	1,073,891,784	1,073,891,784	1,073,891,784